CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation	$ 1,538,802	$ 4,519,671	$ 6,600,716
General and Administrative Expense
Share-based compensation	1,326,174	4,152,437	6,436,536
Research and Development Expense
Share-based compensation	99,239	151,255	56,505
Selling and Marketing Expense
Share-based compensation	$ 113,389	$ 215,979	$ 107,675